CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2004
Shares issued on March 24, 2005 at $0.004 per share	$ 1,250	$ 48,750	$ 0	$ 50,000
Shares issued on March 24, 2005 at $0.004 per share (in shares)	12,500,000
Net loss for the year	0	0	(97,637)	(97,637)
Balance at Dec. 31, 2005	1,250	48,750	(97,637)	(47,637)
Balance (in shares) at Dec. 31, 2005	12,500,000
Shares issued on December 15, 2006 at $0.20 per share	500	999,500	0	1,000,000
Shares issued on December 15, 2006 at $0.20 per share (in shares)	5,000,000
Net loss for the year	0	0	(233,900)	(233,900)
Balance at Dec. 31, 2006	1,750	1,048,250	(331,537)	718,463
Balance (in shares) at Dec. 31, 2006	17,500,000
Shares issued on July 23, 2007 at $0.20 per share	50	99,950	0	100,000
Shares issued on July 23, 2007 at $0.20 per share (in shares)	500,000
Shares issued on July 31, 2007 at $0.20 per share	100	199,900	0	200,000
Shares issued on July 31, 2007 at $0.20 per share (in shares)	1,000,000
Shares issued on November 20, 2007 at $0.25 per share	100	249,900	0	250,000
Shares issued on November 20, 2007 at $0.25 per share (in shares)	1,000,000
Shares issued on December 17, 2007 at $1.00 per share	250	2,374,750	0	2,375,000
Shares issued on December 17, 2007 at $1.00 per share (in shares)	2,500,000
Net loss for the year	0	0	(1,881,910)	(1,881,910)
Balance at Dec. 31, 2007	2,250	3,972,750	(2,213,447)	1,761,553
Balance (in shares) at Dec. 31, 2007	22,500,000
Net loss for the year	0	0	(3,189,473)	(3,189,473)
Balance at Dec. 31, 2008	2,250	3,972,750	(5,402,920)	(1,427,920)
Balance (in shares) at Dec. 31, 2008	22,500,000
Net loss for the year	0	0	(564,947)	(564,947)
Balance at Dec. 31, 2009	2,250	3,972,750	(5,967,867)	(1,992,867)
Balance (in shares) at Dec. 31, 2009	22,500,000
Shares issued on March 8, 2010 at $1.02 per share	1,306	13,322,954	0	13,324,260
Shares issued on March 8, 2010 at $1.02 per share (in shares)	13,063,000
Shares issued at $1.80 per share on April 28, 2010	260	4,679,740	0	4,680,000
Shares issued at $1.80 per share on April 28, 2010 (in shares)	2,600,000
Shares issued at $0.50 per share on April 29, 2010	400	1,164,512	0	1,164,912
Shares issued at $0.50 per share on April 29, 2010 (in shares)	4,000,000
Warrants issued on April 29, 2010	0	730,568	0	730,568
Shares issued at $0.75 per share on October 28, 2010	400	2,260,794	0	2,261,194
Shares issued at $0.75 per share on October 28, 2010 (in shares)	4,000,000
Warrants issued on October 28, 2010	0	738,806	0	738,806
Shares issued at $0.75 per share on October 29, 2010	33	183,844	0	183,877
Shares issued at $0.75 per share on October 29, 2010 (in shares)	333,334
Warrants issued on October 29, 2010	0	60,049	0	60,049
Shares issued at $0.75 per share on November 2, 2010	267	1,507,196	0	1,507,463
Shares issued at $0.75 per share on November 2, 2010 (in shares)	2,666,667
Warrants issued on November 2, 2010	0	492,537	0	492,537
Shares issued at $0.75 per share on November 18, 2010	3	14,695	0	14,698
Shares issued at $0.75 per share on November 18, 2010 (in shares)	26,000
Warrants issued on November 18, 2010	0	4,802	0	4,802
Shares issued at $0.75 per share on December 22, 2010	366	2,032,186	0	2,032,552
Shares issued at $0.75 per share on December 22, 2010 (in shares)	3,662,671
Warrants issued on December 22, 2010	0	663,851	0	663,851
Issuance of stock options on August 30, 2010	0	238,334	0	238,334
Net loss for the year	0	0	(3,610,465)	(3,610,465)
Balance at Dec. 31, 2010	5,285	32,067,618	(9,578,332)	22,494,571
Balance (in shares) at Dec. 31, 2010	52,851,672
Shares issued at $0.75 per share on January 18, 2011	20	112,762	0	112,782
Shares issued at $0.75 per share on January 18, 2011 (in shares)	200,000
Warrants issued on January 18, 2011	0	37,218	0	37,218
Shares issued at $0.75 per share on January 24, 2011	25	140,952	0	140,977
Shares issued at $0.75 per share on January 24, 2011 (in shares)	250,000
Warrants issued on January 24, 2011	0	46,523	0	46,523
Shares issued at $0.75 per share on January 26, 2011	533	3,006,987	0	3,007,520
Shares issued at $0.75 per share on January 26, 2011 (in shares)	5,333,334
Warrants issued on January 26, 2011	0	992,481	0	992,481
Shares issued at $0.75 per share on January 27, 2011	20	112,762	0	112,782
Shares issued at $0.75 per share on January 27, 2011 (in shares)	200,000
Warrants issued on January 27, 2011	0	37,218	0	37,218
Shares issued at $0.75 per share on February 24, 2011	22	125,166	0	125,188
Shares issued at $0.75 per share on February 24, 2011 (in shares)	222,000
Warrants issued on February 24, 2011	0	41,312	0	41,312
Shares issued at $0.75 per share on March 4, 2011	3	18,795	0	18,798
Shares issued at $0.75 per share on March 4, 2011 (in shares)	33,334
Warrants issued on March 4, 2011	0	6,203	0	6,203
Shares issued at $0.75 per share on March 7, 2011	11	63,711	0	63,722
Shares issued at $0.75 per share on March 7, 2011 (in shares)	113,000
Warrants issued on March 7, 2011	0	21,028	0	21,028
Shares issued at $0.75 per share on March 15, 2011	17	93,028	0	93,045
Shares issued at $0.75 per share on March 15, 2011 (in shares)	165,000
Warrants issued on March 15, 2011	0	30,705	0	30,705
Shares issued at Cdn $1.00 per share on August 09, 2011	3	31,763	0	31,766
Shares issued at Cdn $1.00 per share on August 09, 2011 (in shares)	35,000
Shares issued at Cdn $1.00 per share on August 17, 2011	1	4,577	0	4,578
Shares issued at Cdn $1.00 per share on August 17, 2011 (in shares)	5,000
Shares issued at Cdn $1.00 per share on September 1, 2011	3	22,919	0	22,922
Shares issued at Cdn $1.00 per share on September 1, 2011 (in shares)	25,000
Shares issued at Cdn $1.00 per share on September 12, 2011	25	224,968	0	224,993
Shares issued at Cdn $1.00 per share on September 12, 2011 (in shares)	255,000
Shares issued at Cdn $1.00 per share on September 16, 2011	75	661,428	0	661,503
Shares issued at Cdn $1.00 per share on September 16, 2011 (in shares)	750,000
Shares issued at Cdn $1.00 per share on September 19, 2011	4	36,162	0	36,166
Shares issued at Cdn $1.00 per share on September 19, 2011 (in shares)	41,500
Shares issued at Cdn $1.00 per share on September 20, 2011	1	4,335	0	4,336
Shares issued at Cdn $1.00 per share on September 20, 2011 (in shares)	5,000
Shares issued at Cdn $1.00 per share on September 26, 2011	0	837	0	837
Shares issued at Cdn $1.00 per share on September 26, 2011 (in shares)	1,000
Shares issued at Cdn $1.00 per share on September 27, 2011	1	4,339	0	4,340
Shares issued at Cdn $1.00 per share on September 27, 2011 (in shares)	5,000
Shares issued at Cdn $1.00 per share on October 12, 2011	10	88,785	0	88,795
Shares issued at Cdn $1.00 per share on October 12, 2011 (in shares)	100,000
Shares issued at Cdn $1.00 per share on November 2, 2011	216	1,943,297	0	1,943,513
Shares issued at Cdn $1.00 per share on November 2, 2011 (in shares)	2,163,000
Financing costs	0	(856,078)	0	(856,078)
Warrant modification	0	1,057,787	(1,057,787)	0
Stock based compensation expense	0	582,081	0	582,081
Net loss for the year	0	0	(5,603,314)	(5,603,314)
Balance at Dec. 31, 2011	6,275	40,761,669	(16,239,433)	24,528,511
Balance (in shares) at Dec. 31, 2011	62,753,840
Stock based compensation expense	0	581,295	0	581,295
Net loss for the year	0	0	(5,270,719)	(5,270,720)
Balance at Dec. 31, 2012	$ 6,275	$ 41,342,964	$ (21,510,152)	$ 19,839,088
Balance (in shares) at Dec. 31, 2012	62,753,840